Commitments - Summary of Capital Commitments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Equipment and intangible assets
Disclosure of capital commitments [line Items]
Equipment and intangible assets - Contracted but not provided for	¥ 34,772	¥ 14,578